Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	518,401	518,401	6,456,160	84,088
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	¥ 8,116,624	$ 1,143,203	¥ 6,298,816	¥ 4,681,073
Earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥	¥ 8,116,624		¥ 6,298,816	¥ 4,681,073
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	110,695,778	110,695,778	127,235,048	136,175,112
Dilutive employee share options and non-vested ordinary shares	1,856,620	1,856,620	922,256	2,569,910
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	112,552,398	112,552,398	128,157,304	138,745,022
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 73.32	$ 10.33	¥ 49.51	¥ 34.38
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	¥ 72.11	$ 10.16	¥ 49.15	¥ 33.74